Share-Based Compensation (Details) - USD ($)							12 Months Ended
	Dec. 10, 2024	Nov. 10, 2024	Oct. 10, 2024	Sep. 10, 2024	Aug. 10, 2024	Jan. 10, 2024	Jun. 30, 2025	Jun. 30, 2024	Aug. 01, 2024
Share-based Compensation [Line Items]
Exercise price (in Dollars per share)							$ 2.32
Vested shares							1,210,000
Restricted Stock Units [Member]
Share-based Compensation [Line Items]
Number of shares granted							110,000		10,000
Share-based compensation expense (in Dollars)							$ 711,000
Equity Option [Member]
Share-based Compensation [Line Items]
Number of shares granted							1,250,000
Share-based compensation expense (in Dollars)							$ 2,896,179
Fair value of the share options (in Dollars)							$ 2,896,179
2024 Equity Incentive Plan [Member]
Share-based Compensation [Line Items]
Number of shares granted							640,000		2,000,000
Two Employees Under 2024 Equity Incentive Plan [Member] | Equity Option [Member]
Share-based Compensation [Line Items]
Number of shares granted									950,000
Exercise price (in Dollars per share)									$ 4
Vested shares	190,000	190,000	190,000	190,000	190,000
One Employee Under 2024 Equity Incentive Plan [Member] | Equity Option [Member]
Share-based Compensation [Line Items]
Number of shares granted									300,000
Exercise price (in Dollars per share)									$ 4
Vested shares	60,000	60,000	60,000	60,000		60,000